Income taxes (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets
Scientific research and experimental development	$ 3,358	$ 2,640
Non-capital losses	2,356	207
Other	595	1,781
Investment in Sensible		855
Holdback receivable		688
Total deferred tax assets	$ 6,309	$ 6,171